FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Balance			$ 206,768,070	$ 137,326,561	$ 340,877,413
Net income (loss)			12,956,889	16,649,176	(70,943,484)
Share-based compensation			3,687,951	1,792,819	1,881,401
Options Exercised			$ 275,783	37,080	135,171
Options Exercised, shares			1,115,625
Repurchase of Stock			$ (1,350,164)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd					9,980,051
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively	$ 28,000,000	$ 54,600,000	27,996,959	54,624,447
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively, shares	38,500,000	50,000,000
Capital injection from noncontrolling shareholders			2,516,457
Balance			241,656,490	206,768,070	137,326,561
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 22,358	$ 17,343	$ 17,288
Balance, shares			223,577,853	173,427,853	172,877,433
Share-based compensation
Options Exercised			$ 112	$ 15	$ 55
Options Exercised, shares			1,115,625	150,000	550,420
Repurchase of Stock
Repurchase of Stock, shares			(2,356,900)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively			$ 3,850	$ 5,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively, shares			38,500,000	50,000,000
Capital injection from noncontrolling shareholders
Balance			$ 26,320	$ 22,358	$ 17,343
Balance, shares			260,836,578	223,577,853	173,427,853
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ (398,672)	$ (398,672)	$ (494,928)
Share-based compensation
Options Exercised					$ 96,256
Repurchase of Stock			$ (1,350,164)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Capital injection from noncontrolling shareholders
Balance			$ (1,748,836)	$ (398,672)	$ (398,672)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			203,125,494	146,676,163	144,755,902
Share-based compensation			3,687,951	1,792,819	1,881,401
Options Exercised			$ 275,671	37,065	$ 38,860
Repurchase of Stock
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively			$ 27,993,109	54,619,447
Capital injection from noncontrolling shareholders			1,275,845
Balance			236,358,070	203,125,494	$ 146,676,163
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ (16,018,293)	$ (32,667,469)	$ 38,276,015
Share-based compensation
Options Exercised
Repurchase of Stock
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Capital injection from noncontrolling shareholders
Balance			$ (3,061,404)	$ (16,018,293)	$ (32,667,469)
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 20,037,183	$ 23,699,196	$ 19,551,006
Share-based compensation
Options Exercised
Repurchase of Stock
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Capital injection from noncontrolling shareholders
Balance			$ 8,780,313	$ 20,037,183	$ 23,699,196
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			206,768,070	137,326,561	202,105,283
Net income (loss)			12,956,889	16,649,176	(70,943,484)
Other comprehensive income			(11,256,870)	(3,662,013)	4,148,190
Share-based compensation			3,687,951	1,792,819	1,881,401
Options Exercised			275,783	$ 37,080	135,171
Repurchase of Stock			$ (1,350,164)
Deconsolidation of Daqo New Material Co., Ltd.
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively			$ 27,996,959	$ 54,624,447
Capital injection from noncontrolling shareholders			1,275,845
Balance			240,354,463	206,768,070	137,326,561
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 22,358	$ 17,343	$ 17,288
Balance, shares			223,577,853	173,427,853	172,877,433
Net income (loss)
Other comprehensive income
Share-based compensation
Options Exercised			$ 112	$ 15	$ 55
Options Exercised, shares			1,115,625	150,000	550,420
Repurchase of Stock, shares			(2,356,900)
Deconsolidation of Daqo New Material Co., Ltd.
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively			$ 3,850	$ 5,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively, shares			38,500,000	50,000,000
Balance			$ 26,320	$ 22,358	$ 17,343
Balance, shares			260,836,578	223,577,853	173,427,853
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ (398,672)	$ (398,672)	$ (494,928)
Net income (loss)
Other comprehensive income
Share-based compensation
Options Exercised					96,256
Repurchase of Stock			$ (1,350,164)
Deconsolidation of Daqo New Material Co., Ltd.
Balance			$ (1,748,836)	$ (398,672)	(398,672)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 203,125,494	$ 146,676,163	144,755,902
Net income (loss)
Other comprehensive income
Share-based compensation			$ 3,687,951	$ 1,792,819	1,881,401
Options Exercised			$ 275,671	$ 37,065	38,860
Deconsolidation of Daqo New Material Co., Ltd.
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively			$ 27,993,109	$ 54,619,447
Capital injection from noncontrolling shareholders			1,275,845
Balance			236,358,070	203,125,494	146,676,163
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(16,018,293)	(32,667,469)	38,276,015
Net income (loss)			$ 12,956,889	$ 16,649,176	(70,943,484)
Other comprehensive income
Share-based compensation
Options Exercised
Deconsolidation of Daqo New Material Co., Ltd.
Balance			$ 3,061,404	$ (16,018,293)	(32,667,469)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 20,037,183	$ 23,699,196	19,551,006
Net income (loss)
Other comprehensive income			$ (11,256,870)	$ (3,662,013)	4,148,190
Share-based compensation
Options Exercised
Deconsolidation of Daqo New Material Co., Ltd.
Balance			$ 8,780,313	$ 20,037,183	$ 23,699,196